Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
11.	Leases
Right-of
use assets consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Buildings	12,409	9,028
Laboratory equipment	392	669
IT and telecommunication	90	177
Vehicles	126	74
Other assets	16	34

Total	13,033	9,982

Lease liabilities consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Lease liabilities – current	2,159	2,711
Lease liabilities – non-current	12,403	7,142

Total	14,562	9,853

Additions to the
right-of-use
assets and liabilities were €6.7 million and €6.7 million as of December 31, 2022 and 2021, respectively, including for the research and commercial GMP manufacturing facility in Houston, Texas of €6.2 million as of December 31, 2022.
Currency translation differences included in
right-of-use
assets were €0.1 million and €0.3 million as of December 31, 2022 and 2021, respectively.
Expenses related to
right-of-use
assets and lease liabilities consist of the following:

	Year ended December 31,
Depreciation charges of right-of-use assets	2022	2021	2020
	(Euros in thousands)
Buildings	(3,151)	(2,199)	(2,036)
Laboratory equipment	(277)	(162)	—
IT and telecommunication	(103)	(98)	(101)
Vehicles	(66)	(59)	(50)
Other assets	(23)	(8)	(8)

Total	(3,620)	(2,526)	(2,195)

Interest expenses from leases	(613)	(288)	(260)
Expenses relating to short-term leases and low-value assets (included in administrative expenses)	(190)	(95)	(51)
The total cash payments for leases were €3.6 million, €3.2 million and €2.4 million for the year ended December 31, 2022, 2021 and 2020, respectively.

As of December 31, 2022, the Group has committed lease payments associated with lease liabilities of €18.6 million, of which €3.6 million will occur in the next 12 months. The remaining lease payments will occur between January 1, 2024 and February 28, 2033.
The Group has several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. Management exercises judgement in determining whether these extension options are reasonably certain to be exercised. The undiscounted potential future lease payments, which relate to periods after the exercise date of renewal options and are not included in lease liabilities, amount up to €24.6 million until 2043 for the year ended December 31, 2022 and up to €10.4 million until 2043 for the year ended December 31, 2021.
For commitments for future lease payments, refer to Note 24.